Leases - Summary of income and expense for lease (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Lease expense:
Operating lease costs	¥ 48,586	¥ 48,125	¥ 47,268
Other income and expenses:
Gross sublease income	¥ 1,923	¥ 1,997	¥ 1,658